COMMITMENTS - Components (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 2,109,193	$ 3,348,296
Convertible debentures	5,430,859	30,279,306
Flow-Through Share Premium Liabilities	4,695,312	1,355,210
Purepoint Joint Venture advances	3,000,000
Lease liabilities, undiscounted	501,280
Asset Retirement Obligation, Undiscounted Amount	2,427,892	$ 2,369,440
Total undiscounted commitments and contractual obligations	18,164,536
Less than 1 year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	2,109,193
Convertible debentures	5,430,859
Flow-Through Share Premium Liabilities	4,695,312
Purepoint Joint Venture advances	3,000,000
Lease liabilities, undiscounted	197,976
Total undiscounted commitments and contractual obligations	15,433,340
1 to 3 years
Disclosure of financial liabilities [line items]
Lease liabilities, undiscounted	248,891
Total undiscounted commitments and contractual obligations	248,891
4 to 5 years
Disclosure of financial liabilities [line items]
Lease liabilities, undiscounted	54,413
Asset Retirement Obligation, Undiscounted Amount	2,427,892
Total undiscounted commitments and contractual obligations	$ 2,482,305